Goodwill and Intangible Assets - Narrative (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, acquired during period		$ 0	$ 0	$ 0
Goodwill, written off related to sale of business unit			$ 4,000,000
Assets Associated with Dental Local Anesthetic Business | Discontinued Operations, Disposed of by Sale
Goodwill [Line Items]
Proceeds from sale of productive assets	$ 60,000,000
Gain (loss) on disposition of assets	56,000,000
Goodwill, written off related to sale of business unit	$ 4,000,000